Swan Defined Risk U.S. Small Cap Fund

Class C Shares SDJCX

a series of Northern Lights Fund Trust III

Supplement dated January 31, 2017 to the Prospectus and Statement of Additional Information

dated November 1, 2016

Please be advised that, effective immediately, a contingent deferred sales charge will be assessed only to Class C shares of the Swan Defined Risk U.S. Small Cap Fund (the “Fund”) purchased prior to February 1, 2017, which are sold within one year of purchase. Class C shares of the Fund purchased on or after February 1, 2017 will not be subject to a contingent deferred sales charge.

Therefore, the fee table on page 12 of the prospectus has been amended and restated as shown below. Any references to a contingent deferred sales charge in the prospectus or statement of additional information should reflect the fact that such fees will be charged only for Class C shares of the Fund purchased prior to February 1, 2017 which are sold within one year of purchase.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold Class C shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class C
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load)	None(1)
Redemption Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and Service (12b-1) Fees	1.00%
Total Other Expenses	3.61%
Interest Expense	0.11%
Remaining Other Expenses	3.50%
Acquired Fund Fees and Expenses (2)	0.18%
Total Annual Fund Operating Expenses	5.79%
Fee Waiver and Expense Reimbursement (3)	(3.10)%
Total Annual Fund Operating Expenses After Fee Waiver	2.69%
(1)	Class C shares purchased prior to February 1, 2017 that are redeemed during the first 12 months, may be subject to a contingent deferred sales charge in the amount of the commissions paid on the shares redeemed.
(2)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange traded funds.
(3)	The Fund's Adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2017 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 1.65%, 2.40% and 1.40% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fiscal year end during which the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Trust’s Board of Trustees, on 60 days’ written notice to the Fund's Adviser.

Please be further advised that, effective immediately, any and all fees or commissions paid to brokers or distributors of Class C shares of the Fund under to the Distribution Plan adopted by the Fund pursuant to Rule 12b-1 of the Investment Company Act of 1940 will be paid on a monthly basis following the sale of those shares.

Accordingly, the Class C Shares disclosure under the How To Purchase Shares section of the prospectus on page 31 of that document is amended as follows:

Class C shares of the Funds are offered at their NAV without an initial sales charge. This means that 100% of your initial investment is placed into shares of the Fund. Class C shares pay 1.00% on an annualized basis of their average daily net assets as reimbursement or compensation for service and distribution related activities with respect to the Fund and/or shareholder services (also known as “12b-1 fees”). Over time, fees paid under this distribution and service plan will increase the cost of a Class C shareholder’s investment and may cost more than other types of sales charges.

If you have significant holdings in the Swan Funds, you may not be eligible to invest in Class C shares. Specifically, you may not purchase Class C shares if you are eligible to purchase Class A shares without an initial sales charge due to the accumulation of $1 million or more of shares of the Swan Funds, at either an individual level or when combined with the holdings of your immediate family (your spouse and your children under the age of 21). See “Class A Shares” and “Rights of Accumulation” above for more information regarding sales charge discounts.

*    *    *   *    *    *

You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information dated November 1, 2016, which provides information that you should know about the Funds before investing. These documents are available upon request and without charge by calling the Funds toll-free at 1-877-896-2590.

Please retain this Supplement for future reference.

Swan Defined Risk Fund

Class C Shares SDRCX

a series of Northern Lights Fund Trust III

Supplement dated January 31, 2017 to the Prospectus and Statement of Additional Information

dated November 1, 2016

Please be advised that, effective immediately, a contingent deferred sales charge will be assessed only to Class C shares of the Swan Defined Risk Fund (the “Fund”) purchased prior to February 1, 2017, which are sold within one year of purchase. Class C shares of the Fund purchased on or after February 1, 2017 will not be subject to a contingent deferred sales charge.

Therefore, the fee table on page 1 of the prospectus has been amended and restated as shown below. Any references to a contingent deferred sales charge in the prospectus or statement of additional information should reflect the fact that such fees will be charged only for Class C shares of the Fund purchased prior to February 1, 2017 which are sold within one year of purchase.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold Class C shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load)	None(1)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None
Redemption Fee (as a % of amount redeemed, if sold within 30 days)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.17%
Acquired Fund Fees and Expenses (2)	0.13%
Total Annual Fund Operating Expenses	2.30%
(1)	Class C shares purchased prior to February 1, 2017 that are redeemed during the first 12 months, may be subject to a contingent deferred sales charge in the amount of the commissions paid on the shares redeemed.
(2)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Please be further advised that, effective immediately, any and all fees or commissions paid to brokers or distributors of Class C shares of the Fund under to the Distribution Plan adopted by the Fund pursuant to Rule 12b-1 of the Investment Company Act of 1940 will be paid on a monthly basis following the sale of those shares.

Accordingly, the Class C Shares disclosure under the How To Purchase Shares section of the prospectus on page 31 of that document is amended as follows:

Class C shares of the Funds are offered at their NAV without an initial sales charge. This means that 100% of your initial investment is placed into shares of the Fund. Class C shares pay 1.00% on an annualized basis of their average daily net assets as reimbursement or compensation for service and distribution related activities with respect to the Fund and/or shareholder services (also known as “12b-1 fees”). Over time, fees paid under this distribution and service plan will increase the cost of a Class C shareholder’s investment and may cost more than other types of sales charges.

If you have significant holdings in the Swan Funds, you may not be eligible to invest in Class C shares. Specifically, you may not purchase Class C shares if you are eligible to purchase Class A shares without an initial sales charge due to the accumulation of $1 million or more of shares of the Swan Funds, at either an individual level or when combined with the holdings of your immediate family (your spouse and your children under the age of 21). See “Class A Shares” and “Rights of Accumulation” above for more information regarding sales charge discounts.

*    *    *   *    *    *

You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information dated November 1, 2016, which provides information that you should know about the Funds before investing. These documents are available upon request and without charge by calling the Funds toll-free at 1-877-896-2590.

Please retain this Supplement for future reference.

Swan Defined Risk Emerging Markets Fund

Class C Shares SDFCX

a series of Northern Lights Fund Trust III

Supplement dated January 31, 2017 to the Prospectus and Statement of Additional Information

dated November 1, 2016

Please be advised, that effective immediately, a contingent deferred sales charge will be assessed only to Class C shares of the Swan Defined Risk Emerging Markets Fund (the “Fund”) purchased prior to February 1, 2017, which are sold within one year of purchase. Class C shares of the Fund purchased on or after February 1, 2017 will not be subject to a contingent deferred sales charge.

Therefore, the fee table on page 5 of the prospectus has been amended and restated as shown below. Any references to a contingent deferred sales charge in the prospectus or statement of additional information should reflect the fact that such fees will be charged only for Class C shares of the Fund purchased prior to February 1, 2017 which are sold within one year of purchase.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold Class C shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class C
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load)	None(1)
Redemption Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	1.05%
Acquired Fund Fees and Expenses (2)	0.58%
Total Annual Fund Operating Expenses	3.63%
Fee Waiver and Expense Reimbursement (3)	(0.65)%
Total Annual Fund Operating Expenses After Fee Waiver	2.98%
(1)	Class C shares purchased prior to February 1, 2017, that are redeemed during the first 12 months, may be subject to a contingent deferred sales charge in the amount of the commissions paid on the shares redeemed.
(2)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange traded funds.
(3)	The Fund's adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2017 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 1.65%, 2.40% and 1.40% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three fiscal years after the fiscal year end during which the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Trust’s Board of Trustees, on 60 days’ written notice to the Fund's adviser.

Please be further advised that, effective immediately, any and all fees or commissions paid to brokers or distributors of Class C shares of the Fund under to the Distribution Plan adopted by the Fund pursuant to Rule 12b-1 of the Investment Company Act of 1940 will be paid on a monthly basis following the sale of those shares.

Accordingly, the Class C Shares disclosure under the How To Purchase Shares section of the prospectus on page 31 of that document is amended as follows:

Class C shares of the Funds are offered at their NAV without an initial sales charge. This means that 100% of your initial investment is placed into shares of the Fund. Class C shares pay 1.00% on an annualized basis of their average daily net assets as reimbursement or compensation for service and distribution related activities with respect to the Fund and/or shareholder services (also known as “12b-1 fees”). Over time, fees paid under this distribution and service plan will increase the cost of a Class C shareholder’s investment and may cost more than other types of sales charges.

If you have significant holdings in the Swan Funds, you may not be eligible to invest in Class C shares. Specifically, you may not purchase Class C shares if you are eligible to purchase Class A shares without an initial sales charge due to the accumulation of $1 million or more of shares of the Swan Funds, at either an individual level or when combined with the holdings of your immediate family (your spouse and your children under the age of 21). See “Class A Shares” and “Rights of Accumulation” above for more information regarding sales charge discounts.

*    *    *   *    *    *

You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information dated November 1, 2016, which provides information that you should know about the Funds before investing. These documents are available upon request and without charge by calling the Funds toll-free at 1-877-896-2590.

Please retain this Supplement for future reference.

Swan Defined Risk Foreign Developed Fund

Class C Shares SDJCX

a series of Northern Lights Fund Trust III

Supplement dated January 31, 2017 to the Prospectus and Statement of Additional Information

dated November 1, 2016

Please be advised that, effective immediately, a contingent deferred sales charge will be assessed only to Class C shares of the Swan Defined Risk Foreign Developed Fund (the “Fund”) purchased prior to February 1, 2017, which are sold within one year of purchase. Class C shares of the Fund purchased on or after February 1, 2017 will not be subject to a contingent deferred sales charge.

Therefore, the fee table on page 9 of the prospectus has been amended and restated as shown below. Any references to a contingent deferred sales charge in the prospectus or statement of additional information should reflect the fact that such fees will be charged only for Class C shares of the Fund purchased prior to February 1, 2017 which are sold within one year of purchase.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold Class C shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class C
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load)	None(1)
Redemption Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and Service (12b-1) Fees	1.00%
Total Other Expenses	4.04%
Interest Expense	0.13%
Remaining Other Expenses	3.91%
Acquired Fund Fees and Expenses (1)	0.30%
Total Annual Fund Operating Expenses	6.34%
Fee Waiver and Expense Reimbursement (2)	(3.51)%
Total Annual Fund Operating Expenses After Fee Waiver	2.83%
(1)	Class C shares purchased prior to February 1, 2017 that are redeemed during the first 12 months, may be subject to a contingent deferred sales charge in the amount of the commissions paid on the shares redeemed.
(2)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange traded funds.
(3)	The Fund's Adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2017 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 1.65%, 2.40% and 1.40% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fiscal year end during which the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Trust’s Board of Trustees, on 60 days’ written notice to the Fund's Adviser.

Please be further advised that, effective immediately, any and all fees or commissions paid to brokers or distributors of Class C shares of the Fund under to the Distribution Plan adopted by the Fund pursuant to Rule 12b-1 of the Investment Company Act of 1940 will be paid on a monthly basis following the sale of those shares.

Accordingly, the Class C Shares disclosure under the How To Purchase Shares section of the prospectus on page 31 of that document is amended as follows:

Class C shares of the Funds are offered at their NAV without an initial sales charge. This means that 100% of your initial investment is placed into shares of the Fund. Class C shares pay 1.00% on an annualized basis of their average daily net assets as reimbursement or compensation for service and distribution related activities with respect to the Fund and/or shareholder services (also known as “12b-1 fees”). Over time, fees paid under this distribution and service plan will increase the cost of a Class C shareholder’s investment and may cost more than other types of sales charges.

If you have significant holdings in the Swan Funds, you may not be eligible to invest in Class C shares. Specifically, you may not purchase Class C shares if you are eligible to purchase Class A shares without an initial sales charge due to the accumulation of $1 million or more of shares of the Swan Funds, at either an individual level or when combined with the holdings of your immediate family (your spouse and your children under the age of 21). See “Class A Shares” and “Rights of Accumulation” above for more information regarding sales charge discounts.

*    *    *   *    *    *

You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information dated November 1, 2016, which provides information that you should know about the Funds before investing. These documents are available upon request and without charge by calling the Funds toll-free at 1-877-896-2590.

Please retain this Supplement for future reference.